American Century Investments®
Quarterly Portfolio Holdings
Global Gold Fund
September 30, 2021

Global Gold - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.9%
Australia — 11.7%
BHP Group Ltd.	74,800	1,997,746
Evolution Mining Ltd.	1,751,800	4,429,456
Lynas Rare Earths Ltd.(1)	1,009,900	4,778,987
Mineral Resources Ltd.	38,300	1,215,493
Newcrest Mining Ltd.	1,465,613	24,296,506
Northern Star Resources Ltd.	2,530,317	15,497,297
Perseus Mining Ltd.(1)	4,811,700	4,840,472
Ramelius Resources Ltd.	1,816,500	1,748,247
Regis Resources Ltd.	1,610,084	2,334,566
West African Resources Ltd.(1)	8,833,000	6,199,196
Westgold Resources Ltd.	998,000	1,168,973
		68,506,939
Canada — 54.7%
Alamos Gold, Inc. (New York), Class A	93,100	670,320
Argonaut Gold, Inc.(1)	3,697,900	8,028,758
Aura Minerals, Inc.(2)	357,600	3,938,513
B2Gold Corp. (New York)	2,520,600	8,620,452
Barrick Gold Corp.	3,597,820	64,940,651
Centerra Gold, Inc.	675,600	4,613,880
Dundee Precious Metals, Inc.	1,540,500	9,267,811
Eldorado Gold Corp. (Toronto)(1)	430,300	3,329,338
Endeavour Mining plc	972,904	21,899,173
Equinox Gold Corp.(1)	176,100	1,162,260
First Majestic Silver Corp. (New York)(2)	82,000	926,600
First Quantum Minerals Ltd.	103,300	1,912,510
Franco-Nevada Corp. (New York)	404,500	52,548,595
GoGold Resources, Inc.(1)	4,050,000	8,857,177
Ivanhoe Mines Ltd., Class A(1)	374,100	2,392,397
Karora Resources, Inc.(1)	1,045,700	2,732,723
Kinross Gold Corp. (New York)	3,765,257	20,181,778
Kirkland Lake Gold Ltd.	770,078	32,077,463
Lithium Americas Corp.(1)	110,400	2,466,698
Orezone Gold Corp.(1)	3,524,700	3,061,085
Pan American Silver Corp. (NASDAQ)	266,900	6,210,763
Pretium Resources, Inc.(1)	607,600	5,857,264
SSR Mining, Inc. (NASDAQ)	354,800	5,162,340
Teck Resources Ltd., Class B	259,300	6,459,163
Torex Gold Resources, Inc.(1)	374,300	3,741,227
Wesdome Gold Mines Ltd.(1)	323,900	2,595,598
Wheaton Precious Metals Corp.	922,600	34,671,308
Yamana Gold, Inc. (New York)	792,581	3,138,621
		321,464,466
China — 1.1%
Zijin Mining Group Co. Ltd., H Shares	5,562,000	6,754,844
Netherlands — 0.5%
Constellium SE(1)	150,000	2,817,000
Russia — 0.6%
Alrosa PJSC	1,980,000	3,608,257

South Africa — 4.5%
AngloGold Ashanti Ltd., ADR	624,976	9,993,366
Gold Fields Ltd., ADR	2,028,700	16,473,044
		26,466,410
United Kingdom — 2.3%
Anglo American plc	181,100	6,347,310
Centamin plc	3,181,000	4,072,286
Pan African Resources plc(2)	5,932,200	1,250,560
Rio Tinto plc	24,700	1,619,138
		13,289,294
United States — 21.5%
Agnico Eagle Mines Ltd. (New York)	401,300	20,807,405
Freeport-McMoRan, Inc.	132,700	4,316,731
Hecla Mining Co.	815,800	4,486,900
MP Materials Corp.(1)(2)	143,800	4,634,674
Newmont Corp.	1,529,980	83,077,914
Royal Gold, Inc.	98,221	9,379,123
		126,702,747
TOTAL COMMON STOCKS (Cost $413,093,211)		569,609,957
EXCHANGE-TRADED FUNDS — 1.5%
SPDR Gold Shares(1)	39,700	6,519,534
VanEck Gold Miners ETF	81,800	2,410,646
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,684,964)		8,930,180
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $865,742), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $848,496)		848,495
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $2,885,596), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $2,829,001)		2,829,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,114,143	1,114,143
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,791,638)		4,791,638
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $5,063,231)	5,063,231	5,063,231
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $432,633,044)		588,395,006
OTHER ASSETS AND LIABILITIES — (0.1)%		(522,486)
TOTAL NET ASSETS — 100.0%		$587,872,520

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,927,099. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,063,231.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	68,506,939	—
Canada	210,550,115	110,914,351	—
China	—	6,754,844	—
Russia	—	3,608,257	—
United Kingdom	—	13,289,294	—
Other Countries	155,986,157	—	—
Exchange-Traded Funds	8,930,180	—	—
Temporary Cash Investments	1,114,143	3,677,495	—
Temporary Cash Investments - Securities Lending Collateral	5,063,231	—	—
	381,643,826	206,751,180	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.